Lease (Details - Lease information) - USD ($)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Lease
Operating Lease, Right-of-Use Asset	$ 541,468	$ 646,779
Operating Lease, Liability, Current	116,253	118,670
Operating Lease, Liability, Noncurrent	$ 440,298	$ 539,035
[custom:LesseeOperatingLeasesRemainingLeaseTerm]	5 years 3 months
Operating Lease, Weighted Average Discount Rate, Percent	6.00%